DERIVATIVE FINANCIAL INSTRUMENTS - Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS
Expense generated by derivative financial instruments	$ (5,913,490)	$ 9,661,716	$ 29,455,313